Tax expense - theoretical and recognized income tax reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Theoretical income taxes	€ 259	€ 766	€ 781
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	0	(159)	0
Permanent differences	148	411	416
Tax credits	(119)	(112)	(135)
Deferred tax assets not recognized and write-downs	1,417	976	633
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	27	171	207
Taxes relating to prior years	(138)	14	(334)
Tax rate changes	(25)	9	0
Withholding tax	27	41	41
Other differences	15	20	(15)
Total Tax expense, excluding IRAP(1)	€ 1,315	€ 1,315	€ 762
Effective tax rate	97.00%	32.70%	18.50%
IRAP (current and deferred)	€ 17	€ 6	€ 16
Total Tax expense	€ 1,332	€ 1,321	€ 778